Income taxes (Details Textual) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	47.8
Operating Loss Carryforwards, Expiration Dates	2017 through 2032	2014 through 2032
Deferred Tax Assets, Operating Loss Carryforwards, Domestic		19.9
Percentage Of Likelihood Realized Upon Settlement	50.00%